GS Mortgage-Backed Securities Trust 2024-PJ4 ABS-15G

Exhibit 99.5 - Schedule 4

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	XXX	C	B	A	A	C	B	A	A	Closed	finding-3634	2023-01-30 18:27	2023-02-08 11:37	Cured	2 - Non-Material	C	B	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Cured-Received PCCD, LOE, Copy of Refund Check, and proof of delivery. - Due Diligence Vendor-02/08/2023
Cured-Received PCCD, LOE, Copy of Refund Check, and proof of delivery. - Due Diligence Vendor-02/08/2023
Ready for Review-Cure check provided - Due Diligence Vendor-02/08/2023
Counter-Received PCCD and LOE. Cure package is incomplete, missing copy of refund check and proof of delivery. - Due Diligence Vendor-02/07/2023
Counter-Received PCCD and LOE. Cure package is incomplete, missing copy of refund check and proof of delivery. - Due Diligence Vendor-02/07/2023
Ready for Review-Provided PCCD - Due Diligence Vendor-02/06/2023
Open-***No COC nor lender credits sufficient to address the increase in the credit report fee located within loan file. - Due Diligence Vendor-01/30/2023
Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $7XXXX95.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-01/30/2023	Cured-Received PCCD, LOE, Copy of Refund Check, and proof of delivery. - Due Diligence Vendor-02/08/2023

 Cured-Received PCCD, LOE, Copy of Refund Check, and proof of delivery. - Due Diligence Vendor-02/08/2023

																									Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.5746621011219583		XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XXXX
XXXX	XXX	C	B	A	A	C	B	A	A	Closed	finding-3632	2023-01-30 18:27	2023-02-07 22:50	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Received PCCD, LOE, Copy of Refund Check, and proof of delivery. - Due Diligence Vendor-02/08/2023

Ready for Review-Cure check provided - Due Diligence Vendor-02/08/2023

Counter-Received PCCD and LOE. Cure package is incomplete, missing copy of refund check and proof of delivery. - Due Diligence Vendor-02/07/2023

Counter-Received PCCD and LOE. Cure package is incomplete, missing copy of refund check and proof of delivery. - Due Diligence Vendor-02/07/2023

Ready for Review-Provided PCCD - Due Diligence Vendor-02/06/2023

Open-***No COC nor lender credits sufficient to address the increase in the credit report fee located within loan file. - Due Diligence Vendor-01/30/2023

																						Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-01/30/2023		Resolved-Received PCCD, LOE, Copy of Refund Check, and proof of delivery. - Due Diligence Vendor-02/08/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.5746621011219583			QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XXXX
XXXX	XXX	C	B	A	A	C	B	A	A	Closed	finding-3631	2023-01-30 18:27	2023-02-07 22:49	Cured	2 - Non-Material	C	B	Compliance	Points & Fees	Reimbursement Amount Validation Test	Cured-Received PCCD, LOE, Copy of Refund Check, and proof of delivery. - Due Diligence Vendor-02/08/2023

Ready for Review-Cure check provided - Due Diligence Vendor-02/08/2023

Counter-Received PCCD and LOE. Cure package is incomplete, missing copy of refund check and proof of delivery. - Due Diligence Vendor-02/07/2023

Counter-Received PCCD and LOE. Cure package is incomplete, missing copy of refund check and proof of delivery. - Due Diligence Vendor-02/07/2023

Ready for Review-pccd - Due Diligence Vendor-02/06/2023

Open-***No COC nor lender credits sufficient to address the increase in the credit report fee located within loan file. - Due Diligence Vendor-01/30/2023

																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-01/30/2023		Cured-Received PCCD, LOE, Copy of Refund Check, and proof of delivery. - Due Diligence Vendor-02/08/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.5746621011219583		XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XXXX
XXXX	XXX	C	B	A	A	C	B	A	A	Closed	FCOM5135	2023-01-30 18:26	2023-02-01 19:26	Resolved	1 - Information	B	A	Compliance	Missing Doc - Federal Disclosure	Required Affiliated Business Disclosure Missing	Resolved-Affiliated Business Disclosure provided. Finding resolved. - Due Diligence Vendor-02/02/2023

Ready for Review-Affiliated disclosure - Due Diligence Vendor-02/01/2023

																						Open-Required Affiliated Business Disclosure Missing ***FACTS sheet on page 565 of loan file indicates the lender has affiliates. Required affiliated business disclosure not located within loan file. - Due Diligence Vendor-01/30/2023		Resolved-Affiliated Business Disclosure provided. Finding resolved. - Due Diligence Vendor-02/02/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.5746621011219583		XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XXXX
XXXX	XXX	C	A	A	A	A	A	C	A	Closed	FPRO9939	2023-07-15 09:47	2023-07-27 15:40	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Document Uploaded. - Due Diligence Vendor-07/27/2023

																						Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) CU score exceeds 2.5 with no third party valuation product in file. - Due Diligence Vendor-07/15/2023		Resolved-Document Uploaded. - Due Diligence Vendor-07/27/2023			XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	C	A	C	A	A	A	A	A	Closed	FCRE8611	2023-07-17 08:22	2023-07-27 08:30	Resolved	1 - Information	C	A	Credit	Income	Income/Employment General	Resolved-Breakdown of "Other" income with lox explaining the calculations Provided. - Due Diligence Vendor-07/27/2023
Ready for Review-UW LOX - Due Diligence Vendor-07/24/2023
																						Open-Lender included "other" income of XXX which is not specified or documented in the file. Provide what the income is from and provide appropriate documentation per guidelines. - Due Diligence Vendor-07/17/2023		Resolved-Breakdown of "Other" income with lox explaining the calculations Provided. - Due Diligence Vendor-07/27/2023			XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	A	A	A	A	D	A	Closed	FPRO1244	2023-09-14 10:54	2023-09-21 07:47	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Document Uploaded. Third Party Valuation Completed. - Due Diligence Vendor-09/21/2023

Open-Loan requires a separate third party valuation product as the there is no PIW and CU score was 3.6.  Order placed for desk review.
																						- Due Diligence Vendor-09/14/2023		Resolved-Document Uploaded. Third Party Valuation Completed. - Due Diligence Vendor-09/21/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1017280912700632		XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX		A	A	A	A	A	A	A	A							A	A										QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA
XXXX	XXX	D	A	D	A	C	A	A	A	Closed	finding-3732	2023-09-18 11:25	2023-10-10 17:28	Resolved	1 - Information	C	A	Compliance	TRID	TRID Total of Payments Test	Resolved- - Due Diligence Vendor-10/10/2023
Ready for Review-PCCD, LOX and shipping label attached - Due Diligence Vendor-10/10/2023
Counter-***Final CD signed by borrower at close does not clear finding. Post consummation closing disclosure provided to the borrower AFTER closing with the accurate disbursement date and appropriate revisions to the loan calculations section (on page 5) is needed to clear finding.  - Due Diligence Vendor-10/10/2023
Ready for Review-Please see attached signed final CD - Due Diligence Vendor-10/10/2023
Counter-Initial Compliance results revealed that the above referenced loan failed TILA Finance Charge Test and TRID Total of All Payments Test because the lender did not account for one day’s interest in the loan calculations. Audit looked at total of fees as disclosed per the page 2 of the Final CD and compared to  total calculated figures on page 5 of Final CD. Documents in the original loan file supported a XXX disbursement date - with $0 in prepaid interest collected by the lender.  As of this afternoon, the lender has provided a revised final CD (dated XXX - date of consummation) with updated loan calculations on page 5 and new compliance testing documents indicating XXX as the accurate disbursement date.  A revised final CD is not acceptable per TRID guidelines. A PCCD is necessary with the accurate disbursement date and appropriate revisions to the loan calculations section (on page 5). It is necessary to document that the lender's revisions are a result of the TPR review and not a result of in-house quality review.  - Due Diligence Vendor-10/05/2023
Ready for Review-The disbursement date is XXX. Please see attached FINAL CD.

Revised Compliance Report showing the correct disbursement date of XXX.  It appears the disbursement date changed after the original compliance report was pulled. - Due Diligence Vendor-10/04/2023
Counter-Received Compliance Test results and Audit Worksheet that indicate the disbursement date is XXX. Lender to provide PCCD with correct disbursement date. - Due Diligence Vendor-10/03/2023
Ready for Review-Please see attached  - Due Diligence Vendor-10/03/2023
Counter-***It appears lender included one day of interest inaccurately. Closing instructions on page 379 and compliance testing on page 219 of the original loan file both indicate no prepaid interest was due to be collected from borrower; however, the final CD shows $XXXX in prepaid interest collected at consummation. - Due Diligence Vendor-09/27/2023
Ready for Review-Please see attached  - Due Diligence Vendor-09/27/2023
Open-***Lender to provide complete final compliance testing results and/or breakdown of loan pricing components for review and comparison.  - Due Diligence Vendor-09/19/2023
																						Open-This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) )The total of payments is $XXXX. The disclosed total of payments of $XXXX is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy. - Due Diligence Vendor-09/18/2023		Resolved- - Due Diligence Vendor-10/10/2023			XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	D	A	C	A	A	A	Closed	finding-651	2023-09-18 11:25	2023-10-10 17:28	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test	Resolved-PCCD received from lender on XXX. - Due Diligence Vendor-10/10/2023
Ready for Review-PCCD, LOX and shipping label attached - Due Diligence Vendor-10/10/2023
Counter-***Final CD signed by borrower at close does not clear finding. Post consummation closing disclosure provided to the borrower AFTER closing with the accurate disbursement date and appropriate revisions to the loan calculations section (on page 5) is needed to clear finding.  - Due Diligence Vendor-10/10/2023
Counter-Initial Compliance results revealed that the above referenced loan failed TILA Finance Charge Test and TRID Total of All Payments Test because the lender did not account for one day’s interest in the loan calculations. Audit looked at total of fees as disclosed per the page 2 of the Final CD and compared to  total calculated figures on page 5 of Final CD. Documents in the original loan file supported a XXX disbursement date - with $0 in prepaid interest collected by the lender.  As of this afternoon, the lender has provided a revised final CD (dated XXX - date of consummation) with updated loan calculations on page 5 and new compliance testing documents indicating XXX as the accurate disbursement date.  A revised final CD is not acceptable per TRID guidelines. A PCCD is necessary with the accurate disbursement date and appropriate revisions to the loan calculations section (on page 5). It is necessary to document that the lender's revisions are a result of the TPR review and not a result of in-house quality review.  - Due Diligence Vendor-10/05/2023
Ready for Review-The disbursement date is XXX. Please see attached FINAL CD.

I have also attached a Revised Compliance Report showing the correct disbursement date of XXX.  It appears the disbursement date changed after the original compliance report was pulled. - Due Diligence Vendor-10/04/2023
Counter-Received Compliance Test results and Audit Worksheet that indicate the disbursement date is XXX. Lender to provide PCCD with correct disbursement date. - Due Diligence Vendor-10/03/2023
Ready for Review-Please see attached  - Due Diligence Vendor-10/03/2023
Counter-***It appears lender included one day of interest inaccurately. Closing instructions on page 379 and compliance testing on page 219 of the original loan file both indicate no prepaid interest was due to be collected from borrower; however, the final CD shows $XXXX in prepaid interest collected at consummation. - Due Diligence Vendor-09/27/2023
Ready for Review-Please see attached  - Due Diligence Vendor-09/27/2023
Open-***Lender to provide complete final compliance testing results and/or breakdown of loan pricing components for review and comparison.  - Due Diligence Vendor-09/19/2023
																						Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-09/18/2023		Resolved-PCCD received from lender on XXX. - Due Diligence Vendor-10/10/2023			XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	D	A	C	A	A	A	Closed	FCRE1491	2023-09-19 12:35	2023-09-27 10:21	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Gift Funds Letter XXX with proof of Wire Provided. - Due Diligence Vendor-09/27/2023
Ready for Review-Please see attached  - Due Diligence Vendor-09/27/2023
																						Open-Asset Qualification Does Not Meet Guideline Requirements Borrower is receiving a gift of XXX. Gift letter in the file, missing documentation to support the gift was deposited into the borrowers account, wired to the title company or the donors ability to provide the gift. - Due Diligence Vendor-09/19/2023		Resolved-Gift Funds Letter XXX with proof of Wire Provided. - Due Diligence Vendor-09/27/2023			XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	D	A	C	A	A	A	Closed	FCRE1503	2023-09-18 04:50	2023-09-25 15:10	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Mortgage statements verifying Escrowed for both properties provided. - Due Diligence Vendor-09/25/2023
Ready for Review-Please see attached. Also, Its XXX, not XXX! Thank you :)  - Due Diligence Vendor-09/25/2023
																						Open-Missing documentation to support the taxes, insurance and HOA for XXX and XXX, or documentation to support the taxes and insurance are escrowed. - Due Diligence Vendor-09/18/2023		Resolved-Mortgage statements verifying Escrowed for both properties provided. - Due Diligence Vendor-09/25/2023			XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	A	A	A	A	D	A	Closed	FPRO1244	2023-09-20 15:39	2023-09-22 08:14	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Document Uploaded. Third Party Valuation Completed. - Due Diligence Vendor-09/22/2023

Open-Loan requires a separate third party valuation product as the there is no PIW and FHLMC R&W relief was not eligible.  Order placed for desk review.
																						- Due Diligence Vendor-09/20/2023		Resolved-Document Uploaded. Third Party Valuation Completed. - Due Diligence Vendor-09/22/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.02640038967364832		XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	C	A	D	A	B	A	Closed	FPRO1498	2023-10-05 23:07	2023-12-12 00:21	Resolved	1 - Information	B	A	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Resolved-Document Uploaded. AVM Provided. - Due Diligence Vendor-10/16/2023

Open-Subject loan closed with an approved appraisal waiver Loan closed with an approved PIW.  AVM ordered.
																						- Due Diligence Vendor-10/06/2023		Resolved-Document Uploaded. AVM Provided. - Due Diligence Vendor-10/16/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13339347675225538		XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	C	A	D	A	B	A	Closed	FCOM1942	2023-10-10 13:55	2023-10-16 12:59	Resolved	1 - Information	D	A	Compliance	Missing Doc	Form 4506T is Missing	Resolved-updated 4506C stating 1120S provided. - Due Diligence Vendor-10/16/2023

Ready for Review-Uploaded. - Due Diligence Vendor-10/16/2023

Counter-The 4506C provided states on Line 6 - Transcript Requested  "1040" - The 4506C should reflect "1120S" on line 6 for business transcripts. - Due Diligence Vendor-10/12/2023

Ready for Review-Please clarify why submitted docs were rejected. - Due Diligence Vendor-10/11/2023

Counter-Please provide the 4506C reflecting 1120S for the business transcripts. - Due Diligence Vendor-10/11/2023

Ready for Review-4506 C attached. - Due Diligence Vendor-10/11/2023

																						Open-Business tax returns were used to calculate income. Missing the 4506-C for the business transcripts. - Due Diligence Vendor-10/10/2023		Resolved-updated 4506C stating 1120S provided. - Due Diligence Vendor-10/16/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13339347675225538		XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	C	A	D	A	B	A	Closed	finding-3515	2023-10-09 13:18	2023-10-11 16:22	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	Resolved-Lender confirmed application date. - Due Diligence Vendor-10/11/2023
Ready for Review-We received a "rejected" update in response to my question about the application date. Please advise. If you're looking at the initial 1003 signed and dated by the LO as XXX, please note that the property address on that 1003 shows as TBD.  The property address was entered in the system on XXX, which initiated the RESPA date of XXX. - Due Diligence Vendor-10/11/2023
Counter-Lender to provide a copy of their compliance test results for review. - Due Diligence Vendor-10/11/2023
Ready for Review-Our RESPA date is XXX. I'm not able to locate the documents you reference that state an application date of XXX. Can you please clarify exactly where you're seeing this? - Due Diligence Vendor-10/11/2023
Open-****Evidence in the file indicate the lender application date is XXX. Lender to provide copy of disclosures issued within 3 business days of the application date. - Due Diligence Vendor-10/09/2023
																						Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into XXX, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, XXX calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. ****Evidence in the file indicate the lender application date is XXX. Lender to provide copy of disclosures issued within 3 business days of the application date. - Due Diligence Vendor-10/09/2023		Resolved-Lender confirmed application date. - Due Diligence Vendor-10/11/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13339347675225538			QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	C	A	D	A	B	A	Closed	finding-3635	2023-10-09 13:18	2023-10-11 16:22	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Lender confirmed application date. - Due Diligence Vendor-10/11/2023
Open-****Evidence in the file indicate the lender application date is XXX. Lender to provide copy of disclosures issued within 3 business days of the application date. - Due Diligence Vendor-10/09/2023
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXXX) exceed the comparable charges ($XXXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ****Evidence in the file indicate the lender application date is XXX. Lender to provide copy of disclosures issued within 3 business days of the application date. - Due Diligence Vendor-10/09/2023		Resolved-Lender confirmed application date. - Due Diligence Vendor-10/11/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13339347675225538			QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	C	A	D	A	B	A	Closed	finding-3634	2023-10-09 13:18	2023-10-11 16:22	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Resolved-Lender confirmed application date. - Due Diligence Vendor-10/11/2023
Open-****Evidence in the file indicate the lender application date is XXX. Lender to provide copy of disclosures issued within 3 business days of the application date. - Due Diligence Vendor-10/09/2023
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $584.62.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ****Evidence in the file indicate the lender application date is XXX. Lender to provide copy of disclosures issued within 3 business days of the application date. - Due Diligence Vendor-10/09/2023		Resolved-Lender confirmed application date. - Due Diligence Vendor-10/11/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13339347675225538			QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	C	A	D	A	B	A	Closed	finding-3632	2023-10-09 13:18	2023-10-11 16:22	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Lender confirmed application date. - Due Diligence Vendor-10/11/2023
Open-****Evidence in the file indicate the lender application date is XXX. Lender to provide copy of disclosures issued within 3 business days of the application date. - Due Diligence Vendor-10/09/2023
																						Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. ****Evidence in the file indicate the lender application date is XXX. Lender to provide copy of disclosures issued within 3 business days of the application date. - Due Diligence Vendor-10/09/2023		Resolved-Lender confirmed application date. - Due Diligence Vendor-10/11/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13339347675225538			QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	C	A	D	A	B	A	Closed	finding-3631	2023-10-09 13:18	2023-10-11 16:22	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Lender confirmed application date. - Due Diligence Vendor-10/11/2023
Open-****Evidence in the file indicate the lender application date is XXX. Lender to provide copy of disclosures issued within 3 business days of the application date. - Due Diligence Vendor-10/09/2023
																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. ****Evidence in the file indicate the lender application date is XXX. Lender to provide copy of disclosures issued within 3 business days of the application date. - Due Diligence Vendor-10/09/2023		Resolved-Lender confirmed application date. - Due Diligence Vendor-10/11/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13339347675225538			QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	C	A	D	A	B	A	Closed	finding-3367	2023-10-09 13:18	2023-10-11 16:22	Resolved	1 - Information	B	A	Compliance	Disclosures (Federal, State, and Data Dependent)	RESPA Homeownership Counseling Organizations Disclosure Date Test	Resolved-Lender confirmed application date. - Due Diligence Vendor-10/11/2023
Open-****Evidence in the file indicate the lender application date is XXX. Lender to provide copy of disclosures issued within 3 business days of the application date. - Due Diligence Vendor-10/09/2023
																						Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, XXX calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. ****Evidence in the file indicate the lender application date is XXX. Lender to provide copy of disclosures issued within 3 business days of the application date. - Due Diligence Vendor-10/09/2023		Resolved-Lender confirmed application date. - Due Diligence Vendor-10/11/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13339347675225538			QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX
XXXX	XXX	D	A	C	A	D	A	B	A	Closed	FCRE1186	2023-10-06 07:56	2023-10-11 14:07	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Updated AUS Approved/Eligible provided. - Due Diligence Vendor-10/11/2023
Ready for Review-Updated AUS attached. - Due Diligence Vendor-10/10/2023
																						Open-Audited DTI of XXXX% exceeds AUS DTI of XXXX% Per thee lender rental income calculator, the lender used a total expense of XXX, actual per the the schedule E is XXX. Result is the DTI exceeds the AUS DTI by more than 3%. - Due Diligence Vendor-10/06/2023		Resolved-Updated AUS Approved/Eligible provided. - Due Diligence Vendor-10/11/2023	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13339347675225538		XXX.PDF	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	XXX	XXXX	Second Home	Purchase	NA	N/A	N/A	XXXX